Earnings Per Share - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended						12 Months Ended
	Oct. 22, 2018	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Jun. 24, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividend paid	$ 152,200	$ 42	$ 83	$ 254	$ 24	$ 14	$ 79	$ 153,587	$ 1,307	$ 86,454
IPO
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Initial public offering share issue	5,675,227
Initial public offering price per share	$ 22.00										$ 22.00